Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,531,250.88
Total Fee Amount	625.77
Total Offset Amount	0.00
Net Fee	$ 625.77
Offering Table N/A
Offset Table N/A	N/A